Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.2%

	Bermuda — 1.9%
416,000	Beijing Enterprises Water Group, Ltd.*	210,354
532,000	China Gas Holdings, Ltd.	1,993,686
100,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A	54,545
416,000	China Oriental Group Co., Ltd.	172,448
715,900	China Resources Gas Group, Ltd.	3,932,406
729,512	COSCO SHIPPING Ports, Ltd.	597,331
748,000	CP Pokphand Co., Ltd.	61,439
31,147	Credicorp, Ltd.	6,638,360
2,006,000	Gemdale Properties & Investment Corp., Ltd.	265,174
1,473,000	Haier Electronics Group Co., Ltd.	4,603,243
298,000	Hopson Development Holdings, Ltd.	302,138
33,300	Jardine Matheson Holdings, Ltd.	1,851,480
1,520,000	Joy City Property, Ltd.	167,766
297,000	K Wah International Holdings, Ltd.	165,809
382,000	Kunlun Energy Co., Ltd.	337,298
155,000	Luye Pharma Group, Ltd.‡ 144A	116,173
1,500,000	Nan Hai Corp., Ltd.	19,829
764,000	Nine Dragons Paper Holdings, Ltd.	794,220
233,000	Pou Sheng International Holdings, Ltd.	73,562
183,000	Shanghai Industrial Urban Development Group, Ltd.	23,016
295,798	Shenzhen International Holdings, Ltd.	649,922
1,244,000	Sihuan Pharmaceutical Holdings Group, Ltd.	148,479
224,000	United Energy Group, Ltd.‡	45,135
84,392	VEON, Ltd., ADR	213,512

	Total Bermuda	23,437,325

	Brazil — 7.1%
881,150	B3 SA — Brasil Bolsa Balcao	9,412,339
65,264	Banco Bradesco SA*	552,749
9,144	Banco BTG Pactual SA*	173,051
325,900	Banco do Brasil SA*	4,279,225
65,902	Banco Inter SA*	763,590
1,092	Banco Pan SA, ADR*	2,875
20,982	Banco Santander Brasil SA	258,291
292,300	BR Malls Participacoes SA	1,312,287
3,100	BRF SA*	27,126
289,600	Cia de Locacao das Americas*	1,634,926
76,985	Cia Siderurgica Nacional SA	270,032
119,700	Cielo SA	249,059
458,840	Cogna Educacao	1,303,737
11,994	Cosan SA	207,428
228,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,682,780
63,260	Duratex SA*	262,935
264,742	Embraer SA, ADR*	5,159,822
181,700	Embraer SA*	891,178
180,300	Fleury SA	1,368,374
33,200	Grendene SA	101,349
98,300	Grupo SBF SA*	859,670

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
19,580	Guararapes Confeccoes SA	117,790
616,032	Hypera SA*	5,465,529
709,600	IRB Brasil Resseguros SA	6,870,738
410,232	Itau Unibanco Holding SA, ADR	3,753,623
4,900	Itau Unibanco Holding SA	39,015
310,116	JBS SA	1,988,961
465,990	Localiza Rent a Car SA	5,491,979
1,612	LOG Commercial Properties e Participacoes SA	13,008
90,600	Lojas Renner SA	1,265,522
8,500	M Dias Branco SA*	80,611
46,200	MRV Engenharia e Participacoes SA	247,498
192,500	Multiplan Empreendimentos Imobiliarios SA*	1,583,949
577,700	Odontoprev SA	2,422,701
501,874	Petroleo Brasileiro SA*	3,992,335
86,982	Porto Seguro SA	1,356,614
144,500	Raia Drogasil SA*	4,010,237
355,400	Rumo SA*	2,305,899
12,100	Sao Martinho SA	71,348
146,120	Sul America SA	2,176,526
3,819	Suzano SA	37,671
81,500	TOTVS SA*	1,307,785
64,900	Ultrapar Participacoes SA	411,080
8,072	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,805
433,411	Vale SA*	5,742,612
548,800	WEG SA	4,728,518
246,100	YDUQS Part	2,905,946

	Total Brazil	89,180,123

	Cayman Islands — 17.0%
7,256	58.com, Inc., ADR*	469,681
45,000	AAC Technologies Holdings, Inc.‡	392,721
468,000	Agile Group Holdings, Ltd.	703,940
216,445	Alibaba Group Holding, Ltd., ADR*	45,907,984
189,800	Alibaba Group Holding, Ltd.*	5,047,173
583,400	ANTA Sports Products, Ltd.	5,222,433
6,128,000	Anton Oilfield Services Group	699,956
219,000	Asia Cement China Holdings Corp.	327,159
10,645	Baidu, Inc., ADR*	1,345,528
2,340,000	Beijing Enterprises Clean Energy Group, Ltd.*	18,620
434,000	Bosideng International Holdings, Ltd.‡	156,516
84,000	CAR, Inc.*	57,353
74,000	Casetek Holdings, Ltd.	116,886
24,000	Central China Real Estate, Ltd.	13,984
947,310	Chailease Holding Co., Ltd.	4,360,969
1,029,000	China Aoyuan Group, Ltd.	1,677,186
464,900	China Conch Venture Holdings, Ltd.	2,028,620
68,000	China Everbright Greentech, Ltd. 144A	36,828
75,000	China Evergrande Group* ‡	207,911
35,000	China High Speed Transmission Equipment Group Co., Ltd.‡	24,840

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
1,244,000	China Lesso Group Holdings, Ltd.	1,594,954
2,837,000	China Medical System Holdings, Ltd.	4,085,210
34,000	China Mengniu Dairy Co., Ltd.*	137,452
1,618,900	China Resources Cement Holdings, Ltd.	2,061,075
102,000	China Resources Land, Ltd.	507,919
897,000	China SCE Group Holdings, Ltd.	522,649
110,000	China Shanshui Cement Group, Ltd.*	43,058
858,000	China State Construction International Holdings, Ltd.	779,620
96,000	China Tianrui Group Cement Co., Ltd.*	96,101
4,086,086	China Yuhua Education Corp., Ltd.	2,763,633
72,000	China ZhengTong Auto Services Holdings, Ltd.	25,689
691,200	China Zhongwang Holdings, Ltd.	275,884
126,000	Chinasoft International, Ltd.* ‡	71,152
80,000	Chlitina Holding, Ltd.	635,154
217,147	CIFI Holdings Group Co., Ltd.	183,654
50,000	CIMC Enric Holdings, Ltd.	29,839
314,001	Country Garden Holdings Co., Ltd.	502,930
329,460	Country Garden Services Holdings Co., Ltd.	1,109,926
58,000	Dongyue Group, Ltd.	32,157
448,100	ENN Energy Holdings, Ltd.	4,896,906
1,118,000	Fu Shou Yuan International Group, Ltd.	946,996
172,000	Fufeng Group, Ltd.*	75,715
9,000	Fulgent Sun International Holding Co., Ltd.	40,231
445,000	Fullshare Holdings, Ltd.* ‡	10,280
1,570,000	GCL-Poly Energy Holdings, Ltd.* ‡	59,441
196,000	Geely Automobile Holdings, Ltd.	383,357
27,000	General Interface Solution Holding, Ltd.	101,778
5,000	Ginko International Co., Ltd.	35,360
39,000	Golden Eagle Retail Group, Ltd.	43,446
13,000	Gourmet Master Co., Ltd.	53,558
277,500	Greentown China Holdings, Ltd.	340,829
87,000	Haitian International Holdings, Ltd.	210,806
387,000	Hengan International Group Co., Ltd.	2,756,552
173,249	Huazhu Group, Ltd., ADR	6,942,087
100,300	JD.com, Inc., ADR*	3,533,569
79,398	Jiayuan International Group, Ltd.	31,079
18,184	JOYY, Inc., ADR*	959,933
1,051,000	Kaisa Group Holdings, Ltd.*	501,774
306,500	Kingboard Holdings, Ltd.	971,605
426,000	Kingboard Laminates Holdings, Ltd.	528,140
113,000	Kingdee International Software Group Co., Ltd.‡	112,974
596,000	KWG Group Holdings, Ltd.*	835,278
602,000	Lee & Man Paper Manufacturing, Ltd.	455,838
8,029	LexinFintech Holdings, Ltd., ADR*	111,523
385,500	Li Ning Co., Ltd.	1,155,243
102,000	Logan Property Holdings Co., Ltd.	171,226
555,900	Longfor Group Holdings, Ltd. 144A	2,604,065
3,837,000	Lonking Holdings, Ltd.	1,152,311
102,000	Minth Group, Ltd.	359,994

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
43,700	Momo, Inc., ADR	1,463,950
677,200	NagaCorp, Ltd.	1,182,002
63,767	NetEase, Inc., ADR	19,553,513
129,000	Nexteer Automotive Group, Ltd.	116,884
7,692	Pharmally International Holding Co., Ltd.	55,681
534,000	Powerlong Real Estate Holdings, Ltd.	356,375
116,000	Redco Properties Group, Ltd. 144A	56,572
237,000	Ronshine China Holdings, Ltd.*	327,891
806,000	Sands China, Ltd.	4,308,363
127,000	Sany Heavy Equipment International Holdings Co., Ltd.	69,435
150,000	Seazen Group, Ltd.* ‡	182,500
368,000	Semiconductor Manufacturing International Corp.* ‡	563,916
375,700	Shenzhou International Group Holdings, Ltd.	5,491,957
83,000	Shimao Property Holdings, Ltd.	321,697
1,611,000	Shui On Land, Ltd.	353,552
28,089	SINA Corp. Class H*	1,121,594
2,616,600	Sino Biopharmaceutical, Ltd.	3,660,379
946,000	SOHO China, Ltd.	356,944
1,118,000	SSY Group, Ltd.	905,385
90,000	Sunac China Holdings, Ltd.	537,681
150,000	Sunny Optical Technology Group Co., Ltd.	2,596,961
81,349	TAL Education Group, ADR*	3,921,022
552,200	Tencent Holdings, Ltd.	26,618,537
361,630	Tencent Music Entertainment Group, ADR*	4,245,536
1,950,000	Tingyi Cayman Islands Holding Corp.	3,328,499
148,000	TPK Holding Co., Ltd.*	280,428
192,000	Uni-President China Holdings, Ltd.	201,566
46,000	Vinda International Holdings, Ltd.	83,714
412,423	Vipshop Holdings, Ltd., ADR*	5,844,034
4,222,500	WH Group, Ltd.	4,362,423
177,000	Wisdom Marine Lines Co., Ltd.*	174,479
620,000	Xinyi Glass Holdings, Ltd.	821,171
221,772	Xinyi Solar Holdings, Ltd.	157,396
135,325	Xtep International Holdings, Ltd.	71,902
871,456	Yuzhou Properties Co., Ltd.	479,805
395,400	Zhen Ding Technology Holding, Ltd.	1,886,186
349,000	Zhongsheng Group Holdings, Ltd.	1,428,823
69,500	Zhou Hei Ya International Holdings Co., Ltd. 144A	49,593
10,629	ZTO Express Cayman, Inc., ADR	248,187

	Total Cayman Islands	212,442,771

	Chile — 0.2%
1,567	Banco de Credito e Inversiones SA	71,062
26,496	CAP SA	200,742
189,731	Cencosud SA	249,795
9,356	Cia Cervecerias Unidas SA	91,700
48,364	Empresa Nacional de Telecomunicaciones SA*	343,973
144,318	Empresas CMPC SA	353,142
41,703	Empresas COPEC SA	374,354

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Chile — continued
1,234,654	Enel Americas SA	274,203
69,453	Grupo Security SA	18,094
41,557	Inversiones Aguas Metropolitanas SA	45,263
31,088,559	Itau CorpBanca	180,259
7,591	Latam Airlines Group SA, ADR	77,125
230,460	Ripley Corp. SA	103,349
25,280	SACI Falabella	108,960
105,226	Sigdo Koppers SA	138,538
234,324	SMU SA	45,450
44,005	Vina Concha y Toro SA	83,978

	Total Chile	2,759,987

	China — 12.6%
203,750	A-Living Services Co., Ltd. Class H	703,416
4,064,000	Agricultural Bank of China, Ltd. Class H	1,788,999
176,000	Air China, Ltd. Class H	178,670
1,316,000	Aluminum Corp. of China, Ltd. Class H*	450,951
657,999	Angang Steel Co., Ltd. Class H‡	273,610
953,600	Anhui Conch Cement Co., Ltd. Class H	6,951,472
853,000	AviChina Industry & Technology Co., Ltd. Class H	384,254
729,500	BAIC Motor Corp., Ltd. Class H 144A	413,818
10,634,000	Bank of China, Ltd. Class H	4,544,678
144,500	Bank of Chongqing Co., Ltd. Class H	86,606
1,298,000	Bank of Communications Co., Ltd. Class H	922,883
192,000	Bank of Zhengzhou Co., Ltd. Class H‡ 144A	69,488
908,000	BBMG Corp. Class H‡	278,513
532,000	Beijing Capital International Airport Co., Ltd. Class H	515,491
98,000	Beijing Capital Land, Ltd. Class H‡	27,544
284,000	Beijing North Star Co., Ltd. Class H	92,944
24,500	BYD Co., Ltd. Class H‡	122,157
28,000	Central China Securities Co., Ltd. Class H	6,612
478,000	China BlueChemical, Ltd. Class H	117,785
2,831,000	China Cinda Asset Management Co., Ltd. Class H	643,095
1,407,000	China CITIC Bank Corp., Ltd. Class H	843,283
624,000	China Coal Energy Co., Ltd. Class H	247,460
667,000	China Communications Construction Co., Ltd. Class H	543,578
1,024,000	China Communications Services Corp., Ltd. Class H	746,467
11,310,000	China Construction Bank Corp. Class H	9,768,770
162,000	China Eastern Airlines Corp., Ltd. Class H*	89,817
1,942,000	China Energy Engineering Corp., Ltd. Class H	231,790
500,000	China Everbright Bank Co., Ltd. Class H	232,295
246,000	China Galaxy Securities Co., Ltd. Class H	144,914
3,407,000	China Huarong Asset Management Co., Ltd. Class H 144A	537,823
104,800	China International Capital Corp., Ltd. Class H‡ 144A	202,020
207,980	China International Marine Containers Group Co., Ltd. Class H	194,052
384,810	China International Travel Service Corp., Ltd. Class A	4,913,914
295,000	China Life Insurance Co., Ltd. Class H	819,676
357,000	China Machinery Engineering Corp. Class H	143,867
2,587,300	China Merchants Bank Co., Ltd. Class H	13,298,771

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued
14,800	China Merchants Securities Co., Ltd. Class H 144A	18,918
1,114,000	China Minsheng Banking Corp., Ltd. Class H	842,098
306,000	China Molybdenum Co., Ltd. Class H‡	131,169
2,268,400	China National Building Material Co., Ltd. Class H	2,532,801
112,000	China Oilfield Services, Ltd. Class H	175,651
981,800	China Pacific Insurance Group Co., Ltd. Class H	3,868,331
3,730,000	China Petroleum & Chemical Corp. Class H	2,245,142
276,500	China Railway Construction Corp., Ltd. Class H	302,696
533,000	China Railway Group, Ltd. Class H	329,029
123,000	China Railway Signal & Communication Corp., Ltd. Class H 144A	68,668
1,639,000	China Reinsurance Group Corp. Class H	269,247
504,000	China Shenhua Energy Co., Ltd. Class H	1,053,045
414,000	China Southern Airlines Co., Ltd. Class H‡	278,416
527,900	China Vanke Co., Ltd. Class H	2,252,711
838,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	428,045
75,000	CITIC Securities Co., Ltd. Class H	171,141
416,000	COSCO SHIPPING Development Co., Ltd. Class H	49,118
602,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H	284,319
211,000	COSCO SHIPPING Holdings Co., Ltd. Class H*	85,572
178,000	CRRC Corp., Ltd. Class H	129,757
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd. Class H*	22,408
141,600	Dongfang Electric Corp., Ltd. Class H	85,413
22,600	Dongjiang Environmental Co., Ltd. Class H‡	16,591
76,000	Everbright Securities Co., Ltd. Class H 144A	62,230
34,400	Fuyao Glass Industry Group Co., Ltd. Class H 144A	105,295
214,400	GF Securities Co., Ltd. Class H	261,128
406,500	Great Wall Motor Co., Ltd. Class H‡	300,501
600,000	Guangshen Railway Co., Ltd. Class H‡	192,510
86,800	Guangzhou Automobile Group Co., Ltd. Class H‡	108,057
20,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	68,277
736,800	Guangzhou R&F Properties Co., Ltd. Class H‡	1,359,786
33,000	Guotai Junan Securities Co., Ltd. Class H 144A	58,446
285,600	Haitong Securities Co., Ltd. Class H	337,583
305,000	Harbin Bank Co., Ltd. Class H* ‡ 144A	60,281
63,000	Hisense Home Appliances Group Co., Ltd. Class H	69,050
1,848,000	Huaneng Renewables Corp., Ltd. Class H	718,632
49,800	Huatai Securities Co., Ltd. Class H‡ 144A	88,073
67,100	Huishang Bank Corp., Ltd. Class H	24,629
8,818,000	Industrial & Commercial Bank of China, Ltd. Class H	6,790,215
38,100	Inner Mongolia Yitai Coal Co., Ltd. Class H	25,329
210,208	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,641,142
99,500	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,578,413
410,000	Jiangxi Copper Co., Ltd. Class H	564,080
26,613	Kweichow Moutai Co., Ltd. Class A	4,519,744
135,200	Legend Holdings Corp. Class H 144A	306,776
9,633	Livzon Pharmaceutical Group, Inc. Class H	29,980
1,001,000	Metallurgical Corp. of China, Ltd. Class H	224,820
1,256,538	Midea Group Co., Ltd. Class A	10,507,679
29,600	New China Life Insurance Co., Ltd. Class H	127,262

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued
327,000	People's Insurance Co. Group of China, Ltd. (The) Class H	135,974
3,022,000	PetroChina Co., Ltd. Class H	1,516,469
2,326,400	PICC Property & Casualty Co., Ltd. Class H	2,803,575
2,987,400	Ping An Insurance Group Co. of China, Ltd. Class H	35,311,422
1,178,000	Postal Savings Bank of China Co., Ltd. Class H 144A	801,278
286,000	Qingdao Port International Co., Ltd. Class H 144A	202,980
82,500	Qinhuangdao Port Co., Ltd. Class H‡	15,459
131,297	Red Star Macalline Group Corp., Ltd. Class H 144A	110,203
553,032	SAIC Motor Corp., Ltd. Class A	1,893,537
114,500	Shandong Chenming Paper Holdings, Ltd. Class H	53,490
1,201,400	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,440,113
612,000	Shanghai Electric Group Co., Ltd. Class H	201,073
36,000	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	108,576
80,000	Shanghai Jin Jiang Capital Co., Ltd. Class H	16,428
159,700	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	310,718
137,000	Shengjing Bank Co., Ltd. Class H‡ 144A	106,375
628,500	Sinopec Engineering Group Co., Ltd. Class H	375,884
278,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	83,845
73,600	Sinopharm Group Co., Ltd. Class H	268,734
866,000	Sinotrans, Ltd. Class H	294,528
63,000	Tong Ren Tang Technologies Co., Ltd. Class H	61,934
1,454,000	TravelSky Technology, Ltd. Class H	3,549,254
20,000	Tsingtao Brewery Co., Ltd. Class H	134,372
806,100	Weichai Power Co., Ltd. Class H	1,700,799
5,092,000	West China Cement, Ltd.	836,490
50,000	Xinhua Winshare Publishing and Media Co., Ltd. Class H	37,604
60,849	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	70,675
10,500	Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class H 144A	20,860
594,000	Yanzhou Coal Mining Co., Ltd. Class H	533,638
399,900	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H	2,271,051
189,800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,993,716
90,000	Zhaojin Mining Industry Co., Ltd. Class H	99,451
80,000	Zhuzhou CRRC Times Electric Co., Ltd. Class H	289,535
412,000	Zijin Mining Group Co., Ltd. Class H	205,159
256,000	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	214,543

	Total China	157,371,429

	Colombia — 0.1%
3,883	Banco de Bogota SA	100,746
2,350	Bancolombia SA	31,510
36,773	Cementos Argos SA	81,805
13,229	Corp. Financiera Colombiana SA*	124,167
51,910	Grupo Argos SA	281,578
24,009	Grupo de Inversiones Suramericana SA	248,760
8,951	Grupo Nutresa SA	69,284

	Total Colombia	937,850

	Cyprus — 0.1%
44,668	TCS Group Holding Plc, Reg S, GDR‡‡‡	960,362

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Czech Republic — 0.0%
25,472	CEZ AS	573,218
3,086	Moneta Money Bank AS 144A	11,586

	Total Czech Republic	584,804

	France — 0.3%
41,060	Sanofi	4,130,571

	Greece — 0.3%
132,595	Alpha Bank AE*	286,215
18,040	Ellaktor SA*	34,465
1,127,158	Eurobank Ergasias SA*	1,164,016
8,853	GEK Terna Holding Real Estate Construction SA*	75,227
2,981	Hellenic Petroleum SA	29,346
67,570	JUMBO SA	1,406,967
5,901	LAMDA Development SA*	54,514
17,050	Mytilineos SA	187,176
61,833	National Bank of Greece SA*	209,611
106,195	Piraeus Bank SA*	356,419

	Total Greece	3,803,956

	Hong Kong — 3.1%
163,000	Beijing Enterprises Holdings, Ltd.	747,870
94,000	BYD Electronic International Co., Ltd.‡	180,718
872,000	China Agri-Industries Holdings, Ltd.	462,199
430,000	China Everbright, Ltd.	803,511
416,000	China Jinmao Holdings Group, Ltd.	324,074
447,637	China Merchants Port Holdings Co., Ltd.‡	757,188
37,985	China Mobile, Ltd., ADR‡	1,605,626
1,007,500	China Mobile, Ltd.	8,469,320
1,682,000	China Overseas Grand Oceans Group, Ltd.	1,163,528
604,000	China Overseas Land & Investment, Ltd.	2,352,653
397,000	China Resources Pharmaceutical Group, Ltd. 144A	368,376
420,000	China South City Holdings, Ltd.	53,364
517,200	China Taiping Insurance Holdings Co., Ltd.	1,282,413
998,000	China Traditional Chinese Medicine Holdings Co., Ltd.	481,593
252,000	China Travel International Investment Hong Kong, Ltd.	44,632
1,977	China Unicom Hong Kong, Ltd., ADR‡	18,505
944,000	China Unicom Hong Kong, Ltd.	889,263
738,000	CITIC, Ltd.	986,930
100	CNOOC, Ltd., ADR	16,667
4,916,000	CNOOC, Ltd.	8,176,719
1,472,000	CSPC Pharmaceutical Group, Ltd.	3,510,070
866,000	Far East Horizon, Ltd.	811,340
723,000	Fosun International, Ltd.	1,054,093
207,000	Hua Hong Semiconductor, Ltd.‡ 144A	470,756
510,000	Lenovo Group, Ltd.	342,321
396,000	MMG, Ltd.*	118,925
704,000	Poly Property Group Co., Ltd.	291,835
10,988	Seaspan Corp. Class A‡	156,139

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
183,000	Shanghai Industrial Holdings, Ltd.	352,293
1,337,936	Shenzhen Investment, Ltd.	535,738
1,366,000	Sino-Ocean Group Holding, Ltd.	548,728
113,500	Sinotruk Hong Kong, Ltd.	242,097
163,500	Sun Art Retail Group, Ltd.	198,295
2,974,000	Yuexiu Property Co., Ltd.	687,030

	Total Hong Kong	38,504,809

	Hungary — 0.3%
69,547	MOL Hungarian Oil & Gas Plc	694,009
30,080	OTP Bank Nyrt	1,575,371
78,941	Richter Gedeon Nyrt	1,718,851

	Total Hungary	3,988,231

	India — 10.7%
40,455	ACC, Ltd.	820,116
51,815	Adani Enterprises, Ltd.	150,774
52,785	Adani Gas, Ltd.	120,467
47,779	Adani Green Energy, Ltd.*	111,418
20,509	Adani Ports & Special Economic Zone, Ltd.	105,220
104,805	Adani Power, Ltd.*	90,595
19,503	Adani Transmission, Ltd.*	90,454
139,935	Aditya Birla Capital, Ltd.*	201,047
700	Ajanta Pharma, Ltd.	9,561
1,619	Alembic Pharmaceuticals, Ltd.	12,883
149,810	Ambuja Cements, Ltd.	411,999
839	Anveshan Heavy Engineering, Ltd.*	5,756
100,932	Apollo Tyres, Ltd.	231,338
4,534	Arvind Fashions, Ltd.*	25,081
22,672	Arvind, Ltd.	12,737
360,718	Ashok Leyland, Ltd.	411,617
121,916	Asian Paints, Ltd.	3,057,715
1,268	Atul, Ltd.	72,124
73,138	AU Small Finance Bank, Ltd.	823,823
66,864	Aurobindo Pharma, Ltd.	428,379
210,209	Axis Bank, Ltd.	2,216,116
47,033	Bajaj Auto, Ltd.	2,095,388
77,735	Bajaj Finance, Ltd.	4,601,273
1,132	Bajaj Finserv, Ltd.	149,394
8,264	Bajaj Holdings & Investment, Ltd.	395,612
7,393	Balkrishna Industries, Ltd.	102,539
101,945	Bank of Baroda*	145,180
53,256	Bata India, Ltd.	1,305,694
1,216,115	Bharat Electronics, Ltd.	1,703,764
19,571	Bharat Forge, Ltd.	132,515
237,079	Bharti Airtel, Ltd.*	1,514,581
7,319	Bharti Infratel, Ltd.	25,891
1,542	Birla Corp., Ltd.	13,190
72,271	Britannia Industries, Ltd.	3,073,976

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
45,555	Cadila Healthcare, Ltd.	162,012
27,266	Canara Bank*	84,516
7,138	Ceat, Ltd.	98,893
3,469	Century Textiles & Industries, Ltd.	23,182
18,755	Chambal Fertilizers and Chemicals, Ltd.	40,070
188,062	Cholamandalam Investment and Finance Co., Ltd.	805,041
85,081	Cipla, Ltd.	569,645
25,468	City Union Bank, Ltd.	83,760
5,698	Cochin Shipyard, Ltd. 144A	32,091
11,781	Container Corp. Of India, Ltd.	94,549
4,759	Coromandel International, Ltd.	35,387
5,869	Cummins India, Ltd.	45,326
5,608	Dalmia Bharat, Ltd.*	63,640
44,321	DCB Bank, Ltd.	106,800
8,523	DCM Shriram, Ltd.	47,404
4,025	Dilip Buildcon, Ltd. 144A	22,697
102,560	DLF, Ltd.	330,908
3,946	Dr. Reddy's Laboratories, Ltd.	158,637
1,155	eClerx Services, Ltd.	9,162
122,423	Edelweiss Financial Services, Ltd.	187,464
16,647	EIH, Ltd.	33,246
16,885	Engineers India, Ltd.	23,419
8,422	Escorts, Ltd.	74,335
73,549	Exide Industries, Ltd.	192,069
533,938	Federal Bank, Ltd.	657,154
2,842	Finolex Cables, Ltd.	14,744
4,764	Finolex Industries, Ltd.	36,742
21,744	Firstsource Solutions, Ltd.	12,490
201,760	GAIL India, Ltd.	342,306
17,950	General Insurance Corp. of India 144A	56,834
33,410	Glenmark Pharmaceuticals, Ltd.	162,420
4,323	Godrej Industries, Ltd.	25,713
36,542	Grasim Industries, Ltd.	381,402
9,916	Great Eastern Shipping Co., Ltd. (The) Class F	41,677
9,733	Gujarat Fluorochemicals, Ltd.*	84,167
6,590	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	15,104
35,445	Gujarat Pipavav Port, Ltd.	44,196
29,302	Gujarat State Petronet, Ltd.	89,965
537,328	HCL Technologies, Ltd.	4,283,378
29,984	HDFC Bank, Ltd., ADR	1,900,086
253,438	HDFC Bank, Ltd.	4,528,839
407,811	HDFC Life Insurance Co., Ltd.	3,556,583
5,777	Hero MotoCorp, Ltd.	197,967
197,642	Hexaware Technologies, Ltd.	926,904
309,201	Hindalco Industries, Ltd.	934,818
352,961	Housing Development Finance Corp., Ltd.	11,932,399
2,150	ICICI Bank, Ltd., ADR	32,444
150,299	ICICI Bank, Ltd.	1,134,220
422,223	IDFC Bank, Ltd.*	268,259

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
285,672	IDFC, Ltd.	157,488
812,104	Indiabulls Housing Finance, Ltd., ADR	3,556,034
58,726	Indiabulls Real Estate, Ltd.*	53,766
15,841	Indiabulls Ventures, Ltd.	47,571
27,565	Indian Hotels Co., Ltd. (The)	55,745
342,913	Indraprastha Gas, Ltd.	2,058,588
173,326	IndusInd Bank, Ltd.	3,670,707
399,402	Infosys, Ltd., ADR	4,121,829
556,329	Infosys, Ltd.	5,705,287
5,075	Ipca Laboratories, Ltd.	80,980
173,466	Jindal Steel & Power, Ltd.*	407,430
1,025	JK Cement, Ltd.	16,731
41,440	JM Financial, Ltd.	54,719
134,159	JSW Energy, Ltd.	129,877
108,036	JSW Steel, Ltd.	408,665
40,705	Jubilant Foodworks, Ltd.	942,661
14,600	Jubilant Life Sciences, Ltd.	109,840
119,196	Kajaria Ceramics, Ltd.	878,546
4,066	Kalpataru Power Transmission, Ltd.	23,355
28,958	Karnataka Bank, Ltd. (The)	29,210
100,410	Karur Vysya Bank, Ltd. (The)	84,756
3,700	KEC International, Ltd.	15,655
19,360	KPIT Engineering, Ltd.*	25,225
19,360	KPIT Technologies, Ltd.*	19,230
1,219	KPR Mill, Ltd.	11,203
2,301	KRBL, Ltd.	9,204
127,540	L&T Finance Holdings, Ltd.	211,381
107,701	Larsen & Toubro, Ltd.	1,969,087
1,896	Laurus Labs, Ltd. 144A	9,563
82,050	LIC Housing Finance, Ltd.	498,716
48,502	Lupin, Ltd.	519,823
52,646	Mahanagar Gas, Ltd.	784,252
109,705	Mahindra & Mahindra Financial Services, Ltd.	494,515
79,528	Mahindra & Mahindra, Ltd.	591,907
20,010	Mahindra CIE Automotive, Ltd.*	45,989
641,607	Manappuram Finance, Ltd.	1,591,475
24,811	Maruti Suzuki India, Ltd.	2,561,807
8,863	Max Financial Services, Ltd.*	66,406
1,238	Mindtree, Ltd.	13,893
1,765,272	Motherson Sumi Systems, Ltd.	3,625,604
3,645	Motilal Oswal Financial Services, Ltd.	38,606
9,935	Mphasis, Ltd.	128,067
4,170	MRF, Ltd.	3,867,486
8,766	Muthoot Finance, Ltd.	93,465
7,410	Natco Pharma, Ltd.	62,288
124,982	National Aluminium Co., Ltd.	76,343
166,229	NCC, Ltd.	130,416
53,997	NIIT Technologies, Ltd.	1,200,553
17,593	Oberoi Realty, Ltd.	130,805

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
54,159	PC Jeweller, Ltd.*	18,552
8,118	Persistent Systems, Ltd.	76,235
853,243	Petronet LNG, Ltd.	3,204,227
1,284	Pfizer, Ltd.	75,713
4,676	Phoenix Mills, Ltd. (The)	54,242
23,805	Piramal Enterprises, Ltd.	507,962
16,221	PNB Housing Finance, Ltd. 144A	98,401
174,603	Power Finance Corp., Ltd.*	287,792
21,563	Prestige Estates Projects, Ltd.	102,048
6,287	Quess Corp., Ltd.* 144A	42,477
8,780	Rain Industries, Ltd.	12,116
21,098	Rajesh Exports, Ltd.	197,448
4,988	Ramco Cements, Ltd. (The)	52,739
4,818	Raymond, Ltd.	45,269
80,238	RBL Bank, Ltd. 144A	387,655
190,475	REC, Ltd.	381,600
34,104	Reliance Capital, Ltd.*	7,047
573,066	Reliance Industries, Ltd.	12,171,345
1,215	Reliance Industries, Ltd. (London Exchange), GDR 144A	51,698
236,457	Reliance Nippon Life Asset Management, Ltd.	1,174,696
191,600	Reliance Power, Ltd.*	9,395
2,509	Sadbhav Engineering, Ltd.	3,821
3,895	Shriram City Union Finance, Ltd.	76,120
40,081	Shriram Transport Finance Co., Ltd.	656,597
8,357	Sobha, Ltd.	46,955
1,607	SRF, Ltd.	77,225
255,206	State Bank of India*	1,193,471
269,432	Steel Authority of India, Ltd.	162,124
13,458	Strides Pharma Science, Ltd.	68,065
107,390	Sun Pharmaceutical Industries, Ltd.	650,405
10,790	Sun TV Network, Ltd.	66,612
2,941	Sundaram Finance, Ltd.	67,367
8,857	Sunteck Realty, Ltd.	51,868
19,260	Tata Chemicals, Ltd.	180,233
90,844	Tata Global Beverages, Ltd.	408,859
262,593	Tata Motors, Ltd.*	679,309
99,255	Tata Steel, Ltd.	654,602
13,961	Tech Mahindra, Ltd.	148,885
22,198	Thomas Cook India, Ltd.	19,903
68,915	TV18 Broadcast, Ltd.*	20,420
2,778	UltraTech Cement, Ltd.	157,818
56,007	Union Bank of India*	43,038
544,617	UPL, Ltd.	4,455,934
1,848	Vardhman Textiles, Ltd.	25,657
1,373,014	Vedanta, Ltd.	2,928,647
1,107,822	Vodafone Idea, Ltd.*	96,227
39,909	Welspun India, Ltd.	26,782
56,703	Wipro, Ltd.	195,503
3,632	Wockhardt, Ltd.*	11,922

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
324,058	Yes Bank, Ltd.	213,381
45,904	Zee Entertainment Enterprises, Ltd.	187,788
2,971	Zensar Technologies, Ltd.	7,284

	Total India	133,581,509

	Indonesia — 2.4%
4,188,200	Adaro Energy Tbk PT	469,127
808,300	AKR Corporindo Tbk PT	229,986
3,996,800	Aneka Tambang Tbk PT	241,838
160,000	Astra Agro Lestari Tbk PT	167,981
841,400	Astra International Tbk PT	419,715
104,300	Bank Danamon Indonesia Tbk PT	29,677
2,319,100	Bank Mandiri Persero Tbk PT	1,282,124
799,500	Bank Maybank Indonesia Tbk PT	11,864
1,157,800	Bank Negara Indonesia Persero Tbk PT	654,690
928,000	Bank Pan Indonesia Tbk PT*	89,240
1,484,800	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	126,741
956,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	47,206
34,251,800	Bank Rakyat Indonesia Persero Tbk PT	10,855,964
1,081,300	Bank Tabungan Negara Persero Tbk PT	165,126
5,632,800	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	1,724,430
1,324,100	Barito Pacific Tbk PT*	144,022
534,900	Bukit Asam Tbk PT	102,491
1,040,000	Bumi Serpong Damai Tbk PT*	94,018
4,209,500	Ciputra Development Tbk PT	315,352
15,100	Gudang Garam Tbk PT	57,648
756,600	Indah Kiat Pulp & Paper Corp. Tbk PT	419,652
160,400	Indo Tambangraya Megah Tbk PT	132,584
3,700	Indocement Tunggal Prakarsa Tbk PT	5,071
778,100	Indofood Sukses Makmur Tbk PT	444,188
371,800	Japfa Comfeed Indonesia Tbk PT	41,110
799,400	Jaya Real Property Tbk PT	34,550
97,200	Link Net Tbk PT	27,726
2,110,500	Medco Energi Internasional Tbk PT*	131,502
1,096,400	Media Nusantara Citra Tbk PT	128,733
475,700	Mitra Adiperkasa Tbk PT	36,151
131,500	Pabrik Kertas Tjiwi Kimia Tbk PT	97,328
1,088,100	Pakuwon Jati Tbk PT	44,676
4,597,500	Perusahaan Gas Negara Tbk PT	718,644
1,006,500	PP Persero Tbk PT	114,915
1,205,900	Puradelta Lestari Tbk PT	25,712
282,600	Semen Indonesia Persero Tbk PT	244,279
78,000	Siloam International Hospitals Tbk PT*	39,049
1,182,300	Summarecon Agung Tbk PT	85,591
19,812,000	Telekomunikasi Indonesia Persero Tbk PT	5,665,668
901,800	Unilever Indonesia Tbk PT	2,728,298
219,300	United Tractors Tbk PT	340,028
643,600	Vale Indonesia Tbk PT*	168,752
1,419,900	Waskita Karya Persero Tbk PT	151,886

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
8,767,800	Wijaya Karya Persero Tbk PT	1,256,829
698,400	XL Axiata Tbk PT*	158,470

	Total Indonesia	30,470,632

	Japan — 0.4%
69,800	Honda Motor Co., Ltd.‡	1,990,432
253,700	Isuzu Motors, Ltd.	3,032,494

	Total Japan	5,022,926

	Luxembourg — 0.1%
17,285	Kernel Holding SA	206,518
117,171	PLAY Communications SA	1,082,826

	Total Luxembourg	1,289,344

	Malaysia — 0.8%
75,900	Aeon Co. M Bhd	26,348
366,200	AirAsia Group Bhd	152,192
370,400	Alliance Bank Malaysia Bhd	238,150
326,600	AMMB Holdings Bhd	312,188
21,595	Axiata Group Bhd	21,856
1,600	Batu Kawan Bhd	6,822
14,900	BIMB Holdings Bhd	16,027
81,500	Boustead Holdings Bhd*	18,928
71,300	Bumi Armada Bhd*	9,238
28,500	Cahya Mata Sarawak Bhd	15,816
599,588	CIMB Group Holdings Bhd	754,890
339,700	DRB-Hicom Bhd	197,650
48,400	Eco World Development Group Bhd*	8,815
337,000	FGV Holdings Bhd*	125,227
381,800	Gamuda Bhd	364,019
246,800	Genting Bhd	365,026
3,265,900	Genting Malaysia Bhd	2,626,772
12,100	Genting Plantations Bhd	31,296
20,900	Hong Leong Bank Bhd	88,393
41,000	Hong Leong Financial Group Bhd	169,393
25,600	IHH Healthcare Bhd	34,233
627,700	IJM Corp. Bhd	332,993
328,300	IOI Properties Group Bhd	99,521
150,000	KPJ Healthcare Bhd	34,654
131,000	Lotte Chemical Titan Holding Bhd 144A	77,181
72,000	Magnum Bhd	45,237
149,200	Mah Sing Group Bhd	25,715
121,240	Malayan Banking Bhd	256,085
58,300	Malaysia Airports Holdings Bhd	108,319
683,234	Malaysia Building Society Bhd	138,634
617,700	Malaysian Resources Corp. Bhd	110,236
118,500	MISC Bhd	241,896
315,900	MMC Corp. Bhd	76,069

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
80,200	Oriental Holdings Bhd	128,422
69,600	Petronas Chemicals Group Bhd	125,061
11,700	Pos Malaysia BHD	4,233
5,100	PPB Group Bhd	23,490
70,200	Public Bank Bhd	333,624
293,600	RHB Bank Bhd	414,866
1,152,800	Sapura Energy Bhd	76,092
7,800	Scientex BHD	18,020
705,200	Sime Darby Bhd	382,727
842,500	Sime Darby Property Bhd	188,458
556,153	SP Setia Bhd Group	217,539
364,396	Sunway Bhd	160,350
37,975	Supermax Corp. Bhd	12,904
523,700	UEM Sunrise Bhd*	90,260
241,300	UOA Development Bhd	119,750
30,000	Yinson Holdings Bhd	47,525
737,900	YTL Corp. Bhd	176,786

	Total Malaysia	9,649,926

	Mexico — 2.6%
42,023	ALEATICA SAB de CV‡	62,532
721,077	Alfa SAB de CV Class A	597,970
147,998	Alpek SAB de CV‡	164,190
44,702	Arca Continental SAB de CV	236,743
573,088	Banco del Bajio SA 144A	965,060
8,331	Becle SAB de CV	15,507
130,050	Cemex SAB de CV, ADR	491,589
1,880,950	Cemex SAB de CV	705,207
560	Coca-Cola Femsa SAB de CV, ADR	33,947
12,081	Coca-Cola Femsa SAB de CV	73,443
73,622	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	767,141
22,334	El Puerto de Liverpool SAB de CV‡	110,937
3,271,686	Fibra Uno Administracion SA de CV REIT	5,072,811
732	Fomento Economico Mexicano SAB de CV, ADR	69,181
30,016	Fomento Economico Mexicano SAB de CV	283,454
390,003	Gentera SAB de CV	400,453
61,115	Grupo Aeromexico SAB de CV* ‡	50,649
354,500	Grupo Aeroportuario del Centro Norte SAB de CV	2,657,436
377,700	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,495,238
39,702	Grupo Bimbo SAB de CV Series A	72,428
20,999	Grupo Carso SAB de CV Series A-1	77,718
29,393	Grupo Cementos de Chihuahua SAB de CV‡	157,129
77,540	Grupo Comercial Chedraui SA de CV	111,194
8,978	Grupo Elektra SAB DE CV	662,130
1,139,737	Grupo Financiero Banorte SAB de CV Series O	6,371,036
153,751	Grupo Financiero Inbursa SAB de CV Series O	188,891
34,200	Grupo Lala SAB de CV‡	29,683
342,610	Grupo Mexico SAB de CV Series B	943,067
76,700	Grupo Sanborns SAB de CV	99,510

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
19,886	Grupo Televisa SAB, ADR	233,263
282,412	Grupo Televisa SAB	662,959
71,973	Industrias Bachoco SAB de CV Series B	309,060
14,508	Industrias CH SAB de CV Series B*	71,541
29,718	Industrias Penoles SAB de CV‡	311,627
10,670	Megacable Holdings SAB de CV	43,756
221,273	Nemak SAB de CV 144A	92,920
175,280	Orbia Advance Corp. SAB de CV	374,247
14,495	Organizacion Soriana SAB de CV Class B	19,558
20,910	Promotora y Operadora de Infraestructura SAB de CV	214,282
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L	13,411
1,495	Vitro SAB de CV Series A	3,336
1,547,900	Wal-Mart de Mexico SAB de CV	4,449,270

	Total Mexico	32,765,504

	Netherlands — 0.5%
3,300	X5 Retail Group NV, GDR	113,850
25,779	X5 Retail Group NV, Reg S, GDR‡‡‡	889,375
111,593	Yandex NV Class A*	4,853,180

	Total Netherlands	5,856,405

	Papua New Guinea — 0.2%
498,876	Oil Search, Ltd.	2,542,466

	Philippines — 0.3%
102,600	8990 Holdings, Inc.*	29,861
1,055,400	Alliance Global Group, Inc.*	242,985
8,223	Altus San Nicolas Corp.* ****	841
15,800	Ayala Corp.	245,057
128,649	Bank of the Philippine Islands	223,284
59,710	BDO Unibank, Inc.	186,281
156,200	China Banking Corp.	77,259
217,800	Cosco Capital, Inc.	29,416
970,800	DMCI Holdings, Inc.	126,705
33,900	Eagle Cement Corp.	9,947
204,200	Emperador, Inc.*	29,071
160,300	Filinvest Development Corp.	41,147
5,355	GT Capital Holdings, Inc.	89,558
32,180	International Container Terminal Services, Inc.	81,713
223,700	JG Summit Holdings, Inc.	356,895
416,900	LT Group, Inc.	98,617
2,448,300	Megaworld Corp.	193,853
193,946	Metropolitan Bank & Trust Co.	253,897
693,000	Nickel Asia Corp.	46,387
448,700	Petron Corp.	34,198
90,389	Philippine National Bank*	61,574
72,220	Pilipinas Shell Petroleum Corp.	46,773
700	PLDT, Inc., ADR	13,993
3,135	PLDT, Inc.	61,159

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
95,700	Puregold Price Club, Inc.	75,112
427,100	Robinsons Land Corp.	232,335
130,730	Robinsons Retail Holdings, Inc.	206,504
44,120	San Miguel Corp.	142,871
12,670	San Miguel Food and Beverage, Inc.	21,265
80,330	Security Bank Corp.	309,297
89,300	Semirara Mining & Power Corp.	38,792
4,270	Top Frontier Investment Holdings, Inc.*	18,043
28,020	Union Bank of the Philippines	31,923
1,677,500	Vista Land & Lifescapes, Inc.	256,039

	Total Philippines	3,912,652

	Poland — 0.5%
24,001	Alior Bank SA*	181,752
27,709	Asseco Poland SA	465,682
3,841	Bank Handlowy w Warszawie SA	52,534
75,351	Bank Millennium SA*	116,390
5,174	Bank Polska Kasa Opieki SA	137,229
10,501	Cyfrowy Polsat SA	77,469
71,981	Dino Polska SA*	2,736,848
73,605	Enea SA*	153,826
10,787	Grupa Azoty SA*	83,395
5,118	Grupa Lotos SA	112,947
5,489	Jastrzebska Spolka Weglowa SA	30,986
18,657	KGHM Polska Miedz SA*	470,846
3,138	mBank SA*	322,641
97,901	PGE Polska Grupa Energetyczna SA*	205,765
32,600	Polski Koncern Naftowy ORLEN SA	738,714
30,403	Powszechna Kasa Oszczednosci Bank Polski SA	276,632
51,778	Tauron Polska Energia SA*	22,421

	Total Poland	6,186,077

	Russia — 2.6%
671,806	Gazprom PJSC, ADR	5,527,620
475,512	Gazprom PJSC (OTC Exchange), ADR‡	3,908,709
4,700	LUKOIL PJSC, ADR	463,937
55,674	LUKOIL PJSC (Euroclear Shares), ADR	5,521,747
6,698	Magnitogorsk Iron & Steel Works PJSC, Reg S, GDR‡‡‡	58,005
37,200	MMC Norilsk Nickel PJSC, ADR‡	1,134,228
144,257	MMC Norilsk Nickel PJSC (London Exchange), ADR	4,407,051
2,000	Novatek PJSC, GDR	406,000
15,771	Novatek PJSC, Reg S, GDR‡‡‡	3,201,513
4,948	Novolipetsk Steel PJSC, GDR	114,002
65,596	Rosneft Oil Co. PJSC, Reg S, GDR‡‡‡	472,816
72,100	Sberbank of Russia PJSC, ADR	1,182,440
293,606	Sberbank of Russia PJSC (London Exchange), ADR	4,826,882
2,400	Tatneft PJSC, ADR‡	176,760
18,888	Tatneft PJSC (London Exchange), ADR	1,395,068
303,080	VTB Bank PJSC, Reg S, GDR‡‡‡	443,406

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
7,155	VTB Bank PJSC, Reg S (London Exchange), GDR‡‡‡	10,468

	Total Russia	33,250,652

	Singapore — 0.4%
770,400	Singapore Telecommunications, Ltd.	1,930,798
203,000	Singapore Telecommunications, Ltd. (London Exchange)	501,216
167,680	United Overseas Bank, Ltd.	3,293,369

	Total Singapore	5,725,383

	South Africa — 3.3%
97,313	Absa Group, Ltd.	1,038,998
13,281	AECI, Ltd.	101,624
136,777	African Rainbow Minerals, Ltd.	1,600,810
1,461	Anglo American Platinum, Ltd.	136,590
33,456	AngloGold Ashanti, Ltd.	757,237
84,658	Aspen Pharmacare Holdings, Ltd.*	721,774
1,357	Assore, Ltd.	26,396
84,198	Barloworld, Ltd.	678,774
109,167	Bid Corp., Ltd.	2,577,898
316,798	Bidvest Group, Ltd. (The)	4,639,091
48,389	Capitec Bank Holdings, Ltd.	5,004,413
198,635	Clicks Group, Ltd.	3,644,850
59,203	Discovery, Ltd.	510,720
8,192	Distell Group Holdings, Ltd.	77,799
68,610	Exxaro Resources, Ltd.	643,438
810,774	FirstRand, Ltd.	3,641,192
25,833	Foschini Group, Ltd. (The)‡	276,167
186,776	Gold Fields, Ltd., ADR	1,232,722
54,138	Gold Fields, Ltd.	371,167
10,371	Impala Platinum Holdings, Ltd.*	106,443
7,646	Imperial Logistics, Ltd.	31,987
38,754	Investec, Ltd.	229,916
713,012	KAP Industrial Holdings, Ltd.	214,156
51,453	Kumba Iron Ore, Ltd.	1,534,557
46,699	Liberty Holdings, Ltd.	369,524
148,361	Life Healthcare Group Holdings, Ltd.	261,529
322,921	Momentum Metropolitan Holdings	504,351
55,245	Motus Holdings, Ltd.	322,774
119,864	MTN Group, Ltd.	707,089
111,231	MultiChoice Group*	926,693
50,344	Nedbank Group, Ltd.	771,532
30,344	Netcare, Ltd.‡	42,228
7,817	Northam Platinum, Ltd.*	69,106
597,072	Old Mutual, Ltd.	839,449
43,406	Pioneer Foods Group, Ltd.	340,984
24,037	PPC, Ltd.*	4,297
3,807	PSG Group, Ltd.	63,750
55,632	Reunert, Ltd.	288,832
69,664	Sanlam, Ltd.	394,066

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
145,744	Sappi, Ltd.	455,154
8,988	Sasol, Ltd., ADR	194,231
45,095	Sasol, Ltd.	978,684
19,754	Shoprite Holdings, Ltd.	177,883
209,036	Sibanye Gold, Ltd.*	536,511
161,774	Standard Bank Group, Ltd.	1,947,281
14,443	Super Group, Ltd.*	29,374
85,548	Telkom SA SOC, Ltd.	213,021
4,339	Tiger Brands, Ltd.‡	65,382
34,879	Tongaat Hulett, Ltd.* ****	24,712
54,516	Transaction Capital, Ltd.	82,260
38,478	Truworths International, Ltd.	135,382
28,545	Tsogo Sun Gaming, Ltd.	25,068
23,147	Vodacom Group, Ltd.	190,857
19,435	Woolworths Holdings, Ltd.	67,547

	Total South Africa	40,828,270

	South Korea — 8.6%
25,271	AfreecaTV Co., Ltd.*	1,505,618
1,671	AK Holdings, Inc.*	49,995
6,100	Asiana Airlines, Inc.*	28,484
4,361	BGF Co., Ltd.*	21,118
785	Binggrae Co., Ltd.*	38,013
93,516	BNK Financial Group, Inc.*	619,424
45,156	Cheil Worldwide, Inc.*	939,082
492	Chongkundang Holdings Corp.*	42,969
1,174	CJ CheilJedang Corp.*	256,332
5,022	CJ Corp.*	419,495
870	CJ ENM Co., Ltd.*	120,067
6,323	CJ Hello Co., Ltd.*	33,079
809	CJ Logistics Corp.*	108,431
5,530	Daeduck Electronics Co.	49,971
2,932	Daekyo Co., Ltd.	15,466
9,583	Daelim Industrial Co., Ltd.*	749,934
3,287	Daesang Corp.*	65,942
13,546	Daewoo Engineering & Construction Co., Ltd.*	55,522
3,025	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	72,849
2,926	Daewoong Co., Ltd.*	32,766
10,431	Daishin Securities Co., Ltd.*	107,787
14,584	Daou Technology, Inc.*	239,609
16,309	DB Insurance Co., Ltd.*	737,568
62,490	DGB Financial Group, Inc.*	384,737
26,905	Dongkuk Steel Mill Co., Ltd.*	138,428
14,977	Dongwon Development Co., Ltd.*	52,904
313	Dongwon Industries Co., Ltd.*	57,244
4,053	Doosan Bobcat, Inc.*	120,386
534	Doosan Co., Ltd.	32,462
1,787	Doosan Fuel Cell Co., Ltd.*	13,536
64,498	Doosan Heavy Industries & Construction Co., Ltd.*	319,018

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
66,417	Doosan Infracore Co., Ltd.*	318,746
985	Doosan Solus Co., Ltd.*	17,333
52,765	Douzone Bizon Co., Ltd.*	3,695,763
7,232	E-MART, Inc.* ‡	797,337
15,593	Eugene Corp.*	67,822
19,572	F&F Co., Ltd.*	1,895,511
17,963	Fila Korea, Ltd.*	823,243
20,632	GS Engineering & Construction Corp.*	553,957
8,322	GS Holdings Corp.*	371,322
540	GS Home Shopping, Inc.*	69,388
2,876	Halla Holdings Corp.*	114,150
48,912	Hana Financial Group, Inc.	1,560,684
5,719	Handsome Co., Ltd.*	156,024
538	Hanil Cement Co., Ltd./New*	43,451
442	Hanil Holdings Co., Ltd.*	16,779
2,473	Hanjin Transportation Co., Ltd.*	64,153
21,275	Hankook Tire & Technology Co., Ltd.*	617,213
776	Hansol Paper Co., Ltd.	9,696
2,622	Hanwha Aerospace Co., Ltd.*	79,468
36,127	Hanwha Chemical Corp.	588,866
14,190	Hanwha Corp.*	306,758
6,843	Hanwha Investment & Securities Co., Ltd.*	12,219
106,293	Hanwha Life Insurance Co., Ltd.*	212,319
19,079	Harim Holdings Co., Ltd.*	141,387
18,034	HDC Holdings Co., Ltd.*	172,317
156	Hyosung Advanced Materials Corp.*	14,973
111	Hyosung Chemical Corp.*	13,870
2,448	Hyosung Corp.*	167,441
150	Hyosung TNC Co., Ltd.*	20,040
5,318	Hyundai Construction Equipment Co., Ltd.*	137,497
4,891	Hyundai Department Store Co., Ltd.*	351,457
12,658	Hyundai Engineering & Construction Co., Ltd.*	462,997
22,628	Hyundai Greenfood Co., Ltd.*	231,866
1,587	Hyundai Heavy Industries Holdings Co., Ltd.*	463,838
2,815	Hyundai Home Shopping Network Corp.*	195,951
22,088	Hyundai Marine & Fire Insurance Co., Ltd.*	514,740
8,249	Hyundai Mipo Dockyard Co., Ltd.*	328,476
20,338	Hyundai Mobis Co., Ltd.	4,502,164
19,477	Hyundai Motor Co.	2,029,468
27,909	Hyundai Steel Co.*	758,994
5,877	Hyundai Wia Corp.*	255,113
42,311	Industrial Bank of Korea	431,726
2,322	IS Dongseo Co., Ltd.*	66,159
63,062	JB Financial Group Co., Ltd.*	299,373
57,989	KB Financial Group, Inc.	2,389,360
2,024	KCC Corp.****	408,668
72,023	Kia Motors Corp.*	2,758,977
2,041	KISWIRE, Ltd.*	36,268
2,487	KIWOOM Securities Co., Ltd.*	170,968

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
9,311	Koh Young Technology, Inc.*	849,419
7,191	Kolon Industries, Inc.*	309,354
6,176	Korea Asset In Trust Co., Ltd.	17,997
1,724	Korea Electric Terminal Co., Ltd.	63,730
3,396	Korea Investment Holdings Co., Ltd.*	212,608
5,996	Korea Line Corp.*	119,251
1,596	Korea Petrochemical Ind Co., Ltd.*	162,160
86,346	Korea Real Estate Investment & Trust Co., Ltd.	156,796
1,163	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	127,216
2,910	Korea Zinc Co., Ltd.*	1,069,437
3,486	Korean Air Lines Co., Ltd.*	85,910
43,846	Korean Reinsurance Co.*	345,399
7,563	KT Skylife Co., Ltd.*	57,027
2,505	Kumho Industrial Co., Ltd.*	24,910
1,105	Kumho Petrochemical Co., Ltd.*	74,052
12,423	Kumho Tire Co., Inc.*	45,064
9,969	LF Corp.*	159,476
24,328	LG Chem, Ltd.*	6,679,182
2,708	LG Corp.*	172,814
37,842	LG Display Co., Ltd.	531,742
6,616	LG Electronics, Inc.	412,481
2,907	LG Hausys, Ltd.*	137,501
5,052	LG Household & Health Care, Ltd.*	5,508,731
14,270	LG International Corp.*	185,709
5,220	LG Uplus Corp.*	64,096
1,034	LIG Nex1 Co., Ltd.*	28,254
2,136	Lock&Lock Co., Ltd.*	26,413
2,783	Lotte Chemical Corp.*	539,057
626	Lotte Chilsung Beverage Co., Ltd.*	75,784
123	Lotte Confectionery Co., Ltd.*	15,901
2,511	Lotte Fine Chemical Co., Ltd.*	98,034
40	Lotte Food Co., Ltd.*	14,285
4,985	Lotte Himart Co., Ltd.*	133,198
3,942	Lotte Shopping Co., Ltd.*	461,880
6,096	LS Corp.*	251,968
1,230	LS Industrial Systems Co., Ltd.*	58,073
26,803	Mando Corp.*	815,829
8,724	Meritz Financial Group, Inc.*	89,017
4,269	Meritz Fire & Marine Insurance Co., Ltd.*	65,893
83,944	Meritz Securities Co., Ltd.*	275,107
32,691	Mirae Asset Daewoo Co., Ltd.*	213,426
30,912	Mirae Asset Life Insurance Co., Ltd.*	110,529
2,471	Namhae Chemical Corp.*	17,436
15,440	Nexen Tire Corp.*	121,896
49,662	NH Investment & Securities Co., Ltd.*	545,382
1,141	NHN Corp.*	65,908
3,163	NICE Holdings Co., Ltd.*	57,163
3,531	NongShim Co., Ltd.*	734,321
5,227	OCI Co., Ltd.*	282,944

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
6,355	Orange Life Insurance, Ltd. 144A	154,692
7,900	Orion Corp./Republic of Korea*	720,697
10,361	Orion Holdings Corp.*	159,476
24,167	Pan Ocean Co., Ltd.*	94,979
9,343	Poongsan Corp.*	192,281
11,637	POSCO	2,379,827
4,691	Posco International Corp.*	75,651
1,276	S&T Motiv Co., Ltd.	47,169
3,815	Samsung C&T Corp.*	357,929
8,536	Samsung Card Co., Ltd.*	284,915
5,500	Samsung Electronics Co., Ltd., GDR	6,561,500
249,727	Samsung Electronics Co., Ltd.	12,049,606
4,455	Samsung Electronics Co., Ltd. (London Exchange) Reg S, GDR‡‡‡	5,314,815
1,299	Samsung Fire & Marine Insurance Co., Ltd.*	273,515
11,648	Samsung Heavy Industries Co., Ltd.*	73,225
11,402	Samsung Life Insurance Co., Ltd.*	734,532
16,512	Samsung Securities Co., Ltd.*	551,138
1,020	Samyang Corp.*	44,630
1,710	Samyang Holdings Corp.*	99,070
5,459	Sangsangin Co., Ltd.*	40,927
5,781	Seah Besteel Corp.*	76,234
2,785	Sebang Global Battery Co., Ltd.*	89,827
6,301	Seoul Semiconductor Co., Ltd.*	88,539
30,224	SFA Engineering Corp.*	1,208,751
178,902	Shinhan Financial Group Co., Ltd.	6,706,214
4,088	Shinsegae International, Inc.*	775,923
2,572	Shinsegae, Inc.*	642,750
731	Shinyoung Securities Co., Ltd.	34,387
26,059	Silicon Works Co., Ltd.*	896,838
1,405	Sindoh Co., Ltd.*	44,831
1,323	SK Chemicals Co., Ltd.*	73,217
3,059	SK Discovery Co., Ltd.*	69,171
404	SK Gas, Ltd.*	29,555
1,247	SK Holdings Co., Ltd.	282,515
6,887	SK Innovation Co., Ltd.	893,294
51,254	SK Networks Co., Ltd.*	263,262
1,642	SKC Co., Ltd.*	72,413
6,228	SL Corp.*	97,746
1,507	Songwon Industrial Co., Ltd.*	20,264
29,353	Soulbrain Co., Ltd.*	2,139,702
174,403	Ssangyong Cement Industrial Co., Ltd.	855,087
617	Ssangyong Motor Co.*	1,107
168	Taekwang Industrial Co., Ltd.*	153,989
11,802	Taeyoung Engineering & Construction Co., Ltd.*	121,954
14,048	Tongyang Life Insurance Co., Ltd.*	48,590
2,147	Unid Co., Ltd.	86,793
2,296	WiSoL Co., Ltd.*	29,979
81,365	Woori Financial Group, Inc.	816,148
86	Young Poong Corp.*	47,966

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
1,900	Youngone Corp.	56,271
2,086	Youngone Holdings Co., Ltd.*	86,943
46,630	Yuanta Securities Korea Co., Ltd.*	115,522
3,414	Yuhan Corp.*	698,181

	Total South Korea	107,648,823

	Spain — 0.0%
21,186	Banco Santander SA	88,704
16,331	CEMEX Latam Holdings SA*	21,922

	Total Spain	110,626

	Switzerland — 0.3%
178,699	ABB, Ltd.	4,312,692

	Taiwan — 11.6%
372,900	Accton Technology Corp.	2,089,842
931,000	Acer, Inc.	554,370
92,000	Aerospace Industrial Development Corp.	110,178
16,991	Arcadyan Technology Corp.	53,336
59,000	Ardentec Corp.	60,718
123,000	ASE Technology Holding Co., Ltd.	341,382
1,326,000	Asia Cement Corp.	2,121,016
22,000	Asia Optical Co., Inc.	79,261
34,000	Asia Vital Components Co., Ltd.	47,240
105,000	Asustek Computer, Inc.	810,872
2,760,000	AU Optronics Corp.	925,309
304,000	Bioteque Corp.	1,323,415
45,000	Brighton-Best International Taiwan, Inc.	42,032
537,140	Capital Securities Corp.	201,582
48,000	Career Technology MFG. Co., Ltd.	57,244
38,000	Catcher Technology Co., Ltd.	287,754
1,067,058	Cathay Financial Holding Co., Ltd.	1,514,605
260,000	Cathay Real Estate Development Co., Ltd.	181,706
26,519	Center Laboratories, Inc.	53,079
356,049	Chang Hwa Commercial Bank, Ltd.	269,617
27,000	Charoen Pokphand Enterprise	59,626
335,000	Cheng Loong Corp.	215,682
69,000	Cheng Shin Rubber Industry Co., Ltd.	96,214
163,000	Cheng Uei Precision Industry Co., Ltd.	249,038
35,110	Chicony Electronics Co., Ltd.	104,240
89,000	Chilisin Electronics Corp.	380,025
141,000	Chin-Poon Industrial Co., Ltd.	150,280
828,000	China Airlines, Ltd.	250,248
266,000	China Bills Finance Corp.	133,102
1,889,000	China Development Financial Holding Corp.	613,136
34,278	China General Plastics Corp.	23,784
854,335	China Life Insurance Co., Ltd.*	729,592
430,260	China Man-Made Fiber Corp.	119,130
90,000	China Metal Products	94,122

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
70,800	China Motor Corp.	92,347
460,950	China Petrochemical Development Corp.	150,693
1,590,000	China Steel Corp.	1,267,672
70,000	Chipbond Technology Corp.	156,920
109,944	ChipMOS Technologies, Inc.	125,616
26,000	Chong Hong Construction Co., Ltd.	70,514
385,000	Chung Hung Steel Corp.	136,780
81,000	Chung Hwa Pulp Corp.	24,265
1,334,000	Compal Electronics, Inc.	838,840
140,000	Compeq Manufacturing Co., Ltd.	210,628
103,000	Continental Holdings Corp.	45,698
178,000	Coretronic Corp.	230,093
2,539,000	CTBC Financial Holding Co., Ltd.	1,897,241
80,000	CTCI Corp.	101,678
46,000	Delta Electronics, Inc.	232,478
21,000	Depo Auto Parts Ind Co., Ltd.	41,262
190,000	E Ink Holdings, Inc.	198,068
5,287,459	E.Sun Financial Holding Co., Ltd.	4,921,110
540,100	Elite Material Co., Ltd.	2,468,349
7,000	Ennoconn Corp.	57,678
77,000	EnTie Commercial Bank Co., Ltd.	40,841
115,000	Epistar Corp.*	124,103
128,740	Eternal Materials Co., Ltd.	114,237
572,208	Eva Airways Corp.	262,463
182,000	Evergreen International Storage & Transport Corp.	87,123
750,060	Evergreen Marine Corp. Taiwan, Ltd.*	310,263
180,000	Everlight Electronics Co., Ltd.	208,660
435,000	Far Eastern Department Stores, Ltd.	378,015
1,026,282	Far Eastern International Bank	409,116
476,000	Far Eastern New Century Corp.	473,983
135,000	Farglory Land Development Co., Ltd.	181,489
55,000	Feng Hsin Steel Co., Ltd.	98,526
127,400	Feng TAY Enterprise Co., Ltd.	828,735
277,750	First Financial Holding Co., Ltd.	219,591
37,000	FLEXium Interconnect, Inc.	141,325
33,000	Formosa Advanced Technologies Co., Ltd.	41,061
144,000	Formosa Chemicals & Fibre Corp.	420,322
182,000	Formosa Plastics Corp.	605,918
7,000	Formosa Sumco Technology Corp.	27,321
263,000	Formosa Taffeta Co., Ltd.	300,050
293,000	Foxconn Technology Co., Ltd.	647,049
923,000	Fubon Financial Holding Co., Ltd.	1,428,669
48,000	Getac Technology Corp.	74,777
62,000	Gigabyte Technology Co., Ltd.	102,792
385,000	Grand Pacific Petrochemical*	238,883
136,000	Grape King Bio, Ltd.	884,678
80,298	Great Wall Enterprise Co., Ltd.	116,923
29,000	Greatek Electronics, Inc.	46,290
129,476	Hannstar Board Corp.	189,612

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
801,000	HannStar Display Corp.	216,169
58,000	Highwealth Construction Corp.	89,582
16,000	Holy Stone Enterprise Co., Ltd.	61,914
1,669,200	Hon Hai Precision Industry Co., Ltd.	5,055,988
445,120	Hua Nan Financial Holdings Co., Ltd. Class C	326,672
23,000	Huaku Development Co., Ltd.	71,048
158,880	Hung Sheng Construction, Ltd.*	137,007
795,766	IBF Financial Holdings Co., Ltd.	298,641
2,696,000	Innolux Corp.	749,164
309,809	International CSRC Investment Holdings Co.	324,516
134,000	Inventec Corp.	102,142
417,790	Jih Sun Financial Holdings Co., Ltd.	135,886
76,000	Kenda Rubber Industrial Co., Ltd.	77,579
19,000	Kerry TJ Logistics Co., Ltd.	24,846
51,000	Kindom Development Co., Ltd.	54,272
105,000	King Yuan Electronics Co., Ltd.	131,526
300,000	King's Town Bank Co., Ltd.	335,257
580,000	Kinpo Electronics	248,624
123,000	Kinsus Interconnect Technology Corp.	212,543
178,000	Lite-On Technology Corp., ADR	293,035
260,076	Longchen Paper & Packaging Co., Ltd.	130,572
3,000	Lotes Co., Ltd.	32,275
14,000	Lung Yen Life Service Corp.	29,749
119,000	Macronix International	147,673
62,000	MediaTek, Inc.	917,270
445,000	Mega Financial Holding Co., Ltd.	454,248
114,480	Mercuries & Associates Holding, Ltd.*	82,680
342,445	Mercuries Life Insurance Co., Ltd.*	132,514
21,000	Merry Electronics Co., Ltd.	117,340
835,200	Micro-Star International Co., Ltd.	2,415,580
15,000	Namchow Holdings Co., Ltd.	25,470
47,000	Nan Kang Rubber Tire Co., Ltd.	75,728
211,000	Nan Ya Plastics Corp.	512,419
103,000	Nan Ya Printed Circuit Board Corp.*	157,883
44,000	Nantex Industry Co., Ltd.	44,181
42,000	Nanya Technology Corp.	116,850
461,000	Novatek Microelectronics Corp.	3,367,882
384,000	O-Bank Co., Ltd.*	100,045
94,000	Oriental Union Chemical Corp.	65,850
73,000	Pan-International Industrial Corp.	56,740
291,000	Pegatron Corp.	663,989
9,000	Phison Electronics Corp.	102,228
582,000	Pou Chen Corp.	761,063
441,000	Powertech Technology, Inc.	1,468,186
119,000	President Securities Corp.	57,362
765,000	Primax Electronics, Ltd.	1,617,940
378,000	Prince Housing & Development Corp.	141,859
455,000	Qisda Corp., ADR	323,298
5,000	Quang Viet Enterprise Co., Ltd.	25,353

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
96,000	Quanta Computer, Inc.	205,918
773,200	Radiant Opto-Electronics Corp.	3,095,173
79,560	Radium Life Tech Co., Ltd.	30,919
367,000	Realtek Semiconductor Corp.	2,877,039
31,000	Rechi Precision Co., Ltd.	23,733
25,000	Ruentex Industries, Ltd.*	61,297
136,000	Sanyang Motor Co., Ltd.	96,634
11,000	Sercomm Corp.	28,512
80,000	Shihlin Electric & Engineering Corp.	120,759
1,600,651	Shin Kong Financial Holding Co., Ltd.*	552,648
24,000	Shin Zu Shing Co., Ltd.	103,279
18,000	Shinkong Insurance Co., Ltd.	23,178
508,000	Shinkong Synthetic Fibers Corp.	204,203
43,342	Sigurd Microelectronics Corp.	53,641
248,000	Simplo Technology Co., Ltd.	2,506,722
33,000	Sino-American Silicon Products, Inc.	109,424
1,454,480	SinoPac Financial Holdings Co., Ltd.	630,758
34,000	Sinyi Realty, Inc.	35,501
476,000	Sunonwealth Electric Machine Industry Co., Ltd.	751,863
256,000	Synnex Technology International Corp.	320,245
5,000	Systex Corp.	12,593
119,530	TA Chen Stainless Pipe	127,796
771,983	Taichung Commercial Bank Co., Ltd.	309,030
1,381,703	Taishin Financial Holding Co., Ltd.	668,335
1,320,514	Taiwan Business Bank	555,041
1,519,909	Taiwan Cement Corp.	2,215,699
1,269,085	Taiwan Cooperative Financial Holding Co., Ltd.	878,457
397,000	Taiwan Glass Industry Corp.	150,976
45,000	Taiwan Hon Chuan Enterprise Co., Ltd.	93,071
33,000	Taiwan Paiho, Ltd.	92,801
572,096	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,238,778
1,406,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,524,769
28,000	Taiwan Shin Kong Security Co., Ltd.	34,840
33,000	Taiwan Styrene Monomer	23,008
26,000	Taiwan Surface Mounting Technology Corp.	101,478
52,000	Tatung Co., Ltd.*	36,428
62,945	TCI Co., Ltd.	598,436
595,000	Teco Electric and Machinery Co., Ltd.	520,032
256,000	Ton Yi Industrial Corp.	99,490
15,000	Tong Hsing Electronic Industries, Ltd.	78,310
57,000	Tong Yang Industry Co., Ltd.	88,703
18,000	Topco Scientific Co., Ltd.	63,349
20,000	Transcend Information, Inc.	51,973
801,000	Tripod Technology Corp.	3,353,421
115,000	TSRC Corp.	92,454
339,000	Tung Ho Steel Enterprise Corp.	260,099
49,000	TXC Corp.	77,316
212,000	U-Ming Marine Transport Corp.	237,622
2,455,000	Uni-President Enterprises Corp.	6,076,692

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
80,000	Unimicron Technology Corp.	112,086
514,577	Union Bank Of Taiwan*	189,681
54,700	Unitech Printed Circuit Board Corp.	61,402
1,709,000	United Microelectronics Corp.	937,821
236,887	UPC Technology Corp.	87,715
420,780	USI Corp.	194,409
61,000	Wafer Works Corp.	73,968
59,000	Wah Lee Industrial Corp.	111,202
468,000	Walsin Lihwa Corp.	240,424
19,000	Walsin Technology Corp.	151,483
122,000	Wan Hai Lines, Ltd.	75,291
21,000	Wei Chuan Foods Corp.	17,548
952,000	Winbond Electronics Corp.	620,863
906,447	Wistron Corp.	857,250
28,560	Wistron NeWeb Corp.	71,931
68,700	Wiwynn Corp.	1,455,266
255,720	WPG Holdings, Ltd.	333,544
241,000	WT Microelectronics Co., Ltd.	338,463
7,000	Yageo Corp.	102,045
459,000	Yang Ming Marine Transport Corp.*	110,398
388,000	YFY, Inc.	174,087
318,331	Yieh Phui Enterprise Co., Ltd.	98,227
1,474,000	Yuanta Financial Holding Co., Ltd.	993,255
15,100	Yulon Finance Corp.	57,676
435,000	Yulon Motor Co., Ltd.	283,692

	Total Taiwan	144,946,330

	Thailand — 1.9%
1,371,100	Airports of Thailand PCL Class F	3,398,712
903,400	AP Thailand PCL Class F	224,691
385,200	Bangchak Corp. PCL Class F	360,075
85,600	Bangkok Airways PCL Class F	19,861
50,100	Bangkok Bank PCL, NVDR	267,613
876,200	Bangkok Land PCL Class F	38,905
216,500	Bangkok Life Assurance PCL, NVDR	149,616
43,600	Bank of Ayudhya PCL, NVDR	43,667
1,175,700	Banpu PCL Class F	467,081
46,300	Berli Jucker PCL Class F	64,920
163,200	Charoen Pokphand Foods PCL Class F	149,831
1,613,300	CP ALL PCL Class F	3,891,363
28,300	Delta Electronics Thailand PCL Class F	50,546
128,800	Esso Thailand PCL Class F	37,195
52,400	GFPT PCL Class F	21,517
216,000	Hana Microelectronics PCL Class F	248,784
189,000	Indorama Ventures PCL Class F	220,840
2,994,600	IRPC PCL Class F	367,905
451,500	Kasikornbank PCL, NVDR	2,276,059
205,900	Kasikornbank PCL Class F	1,034,527
57,500	Kiatnakin Bank PCL Class F	126,695

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
575,700	Krung Thai Bank PCL Class F	315,202
1,436,200	Krungthai Card PCL Class F	1,893,916
108,300	MBK PCL Class F	76,650
69,700	Precious Shipping PCL Class F*	17,685
251,100	Pruksa Holding PCL Class F	124,067
114,600	PTT Exploration & Production PCL Class F	476,324
289,500	PTT Global Chemical PCL Class F	550,899
390,600	PTT PCL Class F	573,765
2,281,600	Quality Houses PCL Class F	194,997
1,648,000	Sansiri PCL Class F	59,970
30,500	Siam Cement PCL (The) Class F	395,076
140,300	Siam Commercial Bank PCL (The) Class F	571,434
181,300	Sri Trang Agro-Industry PCL Class F	60,527
594,200	Star Petroleum Refining PCL Class F	212,259
661,900	Supalai PCL Class F	395,543
262,000	Thai Airways International PCL Class F*	59,916
285,500	Thai Oil PCL Class F	664,812
231,000	Thai Union Group PCL Class F	104,111
746,400	Thanachart Capital PCL Class F	1,333,135
314,300	Tisco Financial Group PCL Class F	1,041,415
5,275,336	TMB Bank PCL Class F	295,875
298,400	TPI Polene Power PCL Class F	43,833
3,559,100	True Corp. PCL Class F	546,571
35,900	Vinythai PCL Class F	30,262

	Total Thailand	23,498,647

	Turkey — 0.2%
382,463	Akbank T.A.S.*	521,219
9,640	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,387
87,117	Dogan Sirketler Grubu Holding AS	26,936
79,680	Enka Insaat ve Sanayi AS	85,960
67,443	Eregli Demir ve Celik Fabrikalari TAS	102,451
23,713	KOC Holding AS	80,969
22,782	Koza Anadolu Metal Madencilik Isletmeleri AS*	38,397
5,438	Pegasus Hava Tasimaciligi AS*	78,952
16,306	Selcuk Ecza Deposu Ticaret ve Sanayi AS	16,714
30,173	Soda Sanayii AS	31,334
166,299	Trakya Cam Sanayii AS	97,807
73,745	Turk Hava Yollari AO*	179,189
96,072	Turkiye Garanti Bankasi AS*	179,842
131,148	Turkiye Halk Bankasi AS*	130,244
190,164	Turkiye Is Bankasi AS Class C*	204,831
386,900	Turkiye Sinai Kalkinma Bankasi AS*	78,667
67,404	Turkiye Sise ve Cam Fabrikalari AS	59,691
238,947	Turkiye Vakiflar Bankasi TAO Series D*	221,240
224,757	Yapi ve Kredi Bankasi AS*	93,665

	Total Turkey	2,265,495

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — 0.2%
3,964,148	Emaar Malls PJSC	1,974,978

	United Kingdom — 1.1%
203,632	GlaxoSmithKline Plc	4,799,059
236,941	Mondi Plc	5,563,661
99,717	Network International Holdings Plc*	846,762
75,500	Polymetal International Plc	1,195,223
16,900	WNS Holdings, Ltd., ADR*	1,117,935

	Total United Kingdom	13,522,640

	United States — 1.5%
27,454	Citigroup, Inc.	2,193,300
63,617	Colgate-Palmolive Co.	4,379,394
33,786	Johnson & Johnson	4,928,364
21,345	Microsoft Corp.	3,366,107
32,994	PepsiCo, Inc.	4,509,290

	Total United States	19,376,455

	TOTAL COMMON STOCKS (COST $1,086,914,386)	1,166,840,650

	PREFERRED STOCKS — 1.8%

	Brazil — 1.3%
88,700	Azul SA, 0.00%*	1,285,066
370,095	Banco Bradesco SA, 5.83%*	3,327,699
88,000	Banco do Estado do Rio Grande do Sul SA, 5.95% Series B	473,612
40,600	Banco Pan SA, 0.67%*	106,983
12,000	Cia Brasileira de Distribuicao, 0.98%*	261,466
456,744	Gerdau SA, 1.34%	2,270,833
106,356	Itau Unibanco Holding SA, 5.07%	980,886
742,473	Petroleo Brasileiro SA, 3.10%	5,570,347
374,000	Randon SA Implementos e Participacoes, 2.47%	1,245,830
115,200	Usinas Siderurgicas de Minas Gerais SA, 0.88% Series A	272,343

	Total Brazil	15,795,065

	Chile — 0.0%
4,787	Embotelladora Andina SA, 4.30% Series B	13,872

	Colombia — 0.0%
4,190	Banco Davivienda SA, 1.90%	58,710
15,537	Grupo Argos SA, 2.64%	63,918
59,946	Grupo Aval Acciones y Valores SA, 3.96%	26,671
10,752	Grupo de Inversiones Suramericana SA, 1.91%	96,003

	Total Colombia	245,302

	South Korea — 0.5%
149,267	Samsung Electronics Co., Ltd., 2.19%	5,859,935

	TOTAL PREFERRED STOCKS (COST $19,510,414)	21,914,174

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	RIGHTS — 0.0%

	China — 0.0%
49,000	Beijing Capital Land, Ltd. Expires 01/15/2020* ‡	1,730

	Hong Kong — 0.0%
6,315	Legend Holdings Corp., Class H* **** ^	—

	India — 0.0%
3,154	Piramal Enterprises, Ltd. Expires 01/20/2020* ****	9,858

	TOTAL RIGHTS (COST $—)	11,588

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Mutual Fund — Securities Lending Collateral — 0.3%
3,953,864	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.53%## **	3,953,864

	U.S. Government and Agency Obligations — 0.2%
1,000,000	United States Treasury Bill, 1.48%, due 03/05/20*** ‡‡	997,379
2,000,000	United States Treasury Bill, 1.53%, due 05/07/20*** ‡‡	1,989,369

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,985,980)	2,986,748

	TOTAL SHORT-TERM INVESTMENTS (COST $6,939,844)	6,940,612

	TOTAL INVESTMENTS — 95.5% (Cost $1,113,364,644)	1,195,707,024

	Other Assets and Liabilities (net) — 4.5%	55,911,058

	NET ASSETS — 100.0%	$1,251,618,082

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of December 31, 2019.

*	Non-income producing security

**	Represents an investment of securities lending cash collateral.

***	All or a portion of this security is pledged for open futures collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $444,079 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2019 was $892,403.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $8,938,750 which represents 0.7% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
933	MSCI Emerging Markets E-mini Index	Mar 2020	$52,257,330	$1,764,002

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	12.9
Internet	8.2
Semiconductors	7.5
Diversified Financial Services	6.8
Insurance	5.6
Oil & Gas	5.4
Pharmaceuticals	3.6
Retail	3.1
Software	3.1
Food	2.6
Electronics	2.5
Real Estate	2.4
Chemicals	2.3
Building Materials	2.2
Telecommunications	2.1
Engineering & Construction	2.0
Computers	1.9
Mining	1.7
Commercial Services	1.5
Lodging	1.5
Auto Manufacturers	1.4
Auto Parts & Equipment	1.4
Gas	1.3
Home Furnishings	1.3
Iron & Steel	1.3
Apparel	1.0
Beverages	0.9
Cosmetics & Personal Care	0.9
Aerospace & Defense	0.6
Forest Products & Paper	0.6
Leisure Time	0.6
Machinery — Diversified	0.6
Coal	0.4
Health Care — Products	0.4
REITS	0.4
Holding Companies — Diversified	0.3
Pipelines	0.3
Preferred Stocks	0.3
Airlines	0.2
Electric	0.2
Environmental Control	0.2
Household Products & Wares	0.2
Media	0.2
Miscellaneous — Manufacturing	0.2
Transportation	0.2
Advertising	0.1
Distribution & Wholesale	0.1
Electrical Components & Equipment	0.1
Health Care — Services	0.1
Machinery — Construction & Mining	0.1
Oil & Gas Services	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Textiles	0.1
Agriculture	0.0	*
Energy-Alternate Sources	0.0	*
Entertainment	0.0	*
Food Service	0.0	*
Home Builders	0.0	*
Hotel Restaurants & Leisure	0.0	*
Housewares	0.0	*
Investment Companies	0.0	*
Metal Fabricate & Hardware	0.0	*
Office & Business Equipment	0.0	*
Packaging & Containers	0.0	*
Private Equity	0.0	*
Shipbuilding	0.0	*
Trucking & Leasing	0.0	*
Water	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	5.0

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.